Events occurring after the balance sheet date (Details) € in Thousands, $ in Thousands	Oct. 12, 2026	Oct. 30, 2026 EUR (€)	Oct. 30, 2026 USD ($)	Sep. 30, 2026 EUR (€)
Existing European commercial paper program
Events after balance sheet date
Commercial paper borrowing limit		€ 1,500,000		€ 1,500,000
Establishment of new commercial paper program | New U.S. dollar commercial paper program
Events after balance sheet date
Commercial paper borrowing limit		€ 895,095	$ 1,000,000
Changes in relation to Management and Supervisory Board | Helen Giza
Events after balance sheet date
Term served as CEO and Chair of Management Board	4 years
Term served as Chief Financial Officer, prior to serving as CEO and Chair of Management Board	3 years